INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets
BALANCE ON BEGINNING PERIOD	R$ 761,739	R$ 935,151	R$ 1,365,371
ADDITIONS	(184,184)	(440,084)	33,078
Increase (decrease) through transfers, intangible assets other than goodwill	62,654	199,988	(55,034)
DISPOSALS	212,503	66,684
WRITE-OFFS			(32,977)
COST/SERVICE TRANSFERS	62,654	199,988	(55,034)
CLASSIFICATION - HELD FOR SALE	(102,950)
RECLASSIFICATION TO PP&E/FIXED		761,739	375,287
BALANCE ON ENDING PERIOD	749,762	761,739	935,151
In operation
Intangible Assets
BALANCE ON BEGINNING PERIOD		831,315	765,557
ADDITIONS			1,605
Increase (decrease) through transfers, intangible assets other than goodwill			66,851
WRITE-OFFS			(2,698)
COST/SERVICE TRANSFERS			66,851
BALANCE ON ENDING PERIOD			831,315
In operation | Accelerated depreciation
Intangible Assets
BALANCE ON BEGINNING PERIOD		(478,484)	(420,336)
ADDITIONS			(56,295)
Increase (decrease) through transfers, intangible assets other than goodwill			(1,999)
WRITE-OFFS			146
COST/SERVICE TRANSFERS			(1,999)
BALANCE ON ENDING PERIOD			(478,484)
In operation | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD		(40,743)	(42,595)
WRITE-OFFS			1,852
BALANCE ON ENDING PERIOD			(40,743)
Generation
Intangible Assets
BALANCE ON BEGINNING PERIOD	151,877	146,173	500,285
ADDITIONS	68,430	(3,645)	37,336
Increase (decrease) through transfers, intangible assets other than goodwill	9,364	8,757	(7,335)
DISPOSALS	(44,150)
WRITE-OFFS		592	(8,826)
COST/SERVICE TRANSFERS	9,364	8,757	(7,335)
RECLASSIFICATION TO PP&E/FIXED		151,877	(375,287)
BALANCE ON ENDING PERIOD	185,521	151,877	146,173
Generation | In operation
Intangible Assets
BALANCE ON BEGINNING PERIOD	111,437	90,720	424,526
ADDITIONS	67,079	(47,022)	(5,897)
Increase (decrease) through transfers, intangible assets other than goodwill	10,474	67,147	7,022
DISPOSALS	(43,909)
WRITE-OFFS		592	(8,826)
COST/SERVICE TRANSFERS	10,474	67,147	7,022
RECLASSIFICATION TO PP&E/FIXED		111,437	(326,105)
BALANCE ON ENDING PERIOD	145,081	111,437	90,720
Generation | In operation | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	263,719	188,433	902,720
ADDITIONS	95,565	11,604	9,507
Increase (decrease) through transfers, intangible assets other than goodwill	11,092	63,682	7,022
DISPOSALS	(46,635)
WRITE-OFFS			(15,506)
COST/SERVICE TRANSFERS	11,092	63,682	7,022
RECLASSIFICATION TO PP&E/FIXED		263,719	(715,310)
BALANCE ON ENDING PERIOD	323,741	263,719	188,433
Generation | In operation | Accelerated depreciation
Intangible Assets
BALANCE ON BEGINNING PERIOD	(112,000)	(97,287)	(434,599)
ADDITIONS	(29,250)	(18,178)	(15,340)
Increase (decrease) through transfers, intangible assets other than goodwill		3,465
DISPOSALS	2,726
COST/SERVICE TRANSFERS		3,465
RECLASSIFICATION TO PP&E/FIXED		(112,000)	352,652
BALANCE ON ENDING PERIOD	(138,524)	(112,000)	(97,287)
Generation | In operation | Obligations associated with the Concession
Intangible Assets
BALANCE ON BEGINNING PERIOD	294	(298)	(15,033)
ADDITIONS	764
Increase (decrease) through transfers, intangible assets other than goodwill	(618)
WRITE-OFFS		592	6,744
COST/SERVICE TRANSFERS	(618)
RECLASSIFICATION TO PP&E/FIXED		294	7,991
BALANCE ON ENDING PERIOD	440	294	(298)
Generation | In operation | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD	(40,576)	(128)	(28,562)
ADDITIONS		(40,448)	(64)
WRITE-OFFS			(64)
RECLASSIFICATION TO PP&E/FIXED		(40,576)	28,562
BALANCE ON ENDING PERIOD	(40,576)	(40,576)	(128)
Generation | Ongoing
Intangible Assets
BALANCE ON BEGINNING PERIOD	40,440	55,453	75,759
ADDITIONS	1,351	43,377	43,233
Increase (decrease) through transfers, intangible assets other than goodwill	(1,110)	(58,390)	(14,357)
DISPOSALS	(241)
COST/SERVICE TRANSFERS	(1,110)	(58,390)	(14,357)
RECLASSIFICATION TO PP&E/FIXED		40,440	(49,182)
BALANCE ON ENDING PERIOD	40,440	40,440	55,453
Generation | Ongoing | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	68,573	69,602	96,261
ADDITIONS	1,351	43,377	43,304
Increase (decrease) through transfers, intangible assets other than goodwill	(10,061)	(44,342)	(14,357)
DISPOSALS	(241)
WRITE-OFFS		(64)
COST/SERVICE TRANSFERS	(10,061)	(44,342)	(14,357)
RECLASSIFICATION TO PP&E/FIXED		68,573	(55,606)
BALANCE ON ENDING PERIOD	59,622	68,573	69,602
Generation | Ongoing | Obligations associated with the Concession
Intangible Assets
BALANCE ON BEGINNING PERIOD	(8,895)	(8,959)	(14,695)
ADDITIONS			(71)
Increase (decrease) through transfers, intangible assets other than goodwill	8,951
WRITE-OFFS		64
COST/SERVICE TRANSFERS	8,951
RECLASSIFICATION TO PP&E/FIXED		(8,895)	5,807
BALANCE ON ENDING PERIOD	56	(8,895)	(8,959)
Generation | Ongoing | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD	(19,238)	(5,190)	(5,807)
Increase (decrease) through transfers, intangible assets other than goodwill		(14,048)
COST/SERVICE TRANSFERS		(14,048)
RECLASSIFICATION TO PP&E/FIXED		(19,238)	617
BALANCE ON ENDING PERIOD	(19,238)	(19,238)	(5,190)
Distribution
Intangible Assets
BALANCE ON BEGINNING PERIOD	106,249	248,518	357,791
ADDITIONS	(241,977)	(439,561)	(93,029)
Increase (decrease) through transfers, intangible assets other than goodwill	65,766	233,052	(8,785)
DISPOSALS	227,103
WRITE-OFFS		64,240	(7,459)
COST/SERVICE TRANSFERS	65,766	233,052	(8,785)
CLASSIFICATION - HELD FOR SALE	(79,476)
RECLASSIFICATION TO PP&E/FIXED		106,249
BALANCE ON ENDING PERIOD	77,665	106,249	248,518
Distribution | In operation
Intangible Assets
BALANCE ON BEGINNING PERIOD	12,332	136,482	210,979
ADDITIONS	(279,051)	(454,961)	(122,113)
Increase (decrease) through transfers, intangible assets other than goodwill	164,815	269,334	56,299
DISPOSALS	226,802
WRITE-OFFS		61,477	(8,683)
COST/SERVICE TRANSFERS	164,815	269,334	56,299
CLASSIFICATION - HELD FOR SALE	(47,868)
RECLASSIFICATION TO PP&E/FIXED		12,332
BALANCE ON ENDING PERIOD	77,030	12,332	136,482
Distribution | In operation | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	2,173,054	1,859,648	1,764,919
ADDITIONS	29,560	19,951	150,278
Increase (decrease) through transfers, intangible assets other than goodwill	202,414	316,641	88,865
DISPOSALS	(22,797)
WRITE-OFFS		(23,186)	(144,414)
COST/SERVICE TRANSFERS	202,414	316,641	88,865
CLASSIFICATION - HELD FOR SALE	(1,255,274)
RECLASSIFICATION TO PP&E/FIXED		2,173,054
BALANCE ON ENDING PERIOD	1,126,957	2,173,054	1,859,648
Distribution | In operation | Accelerated depreciation
Intangible Assets
BALANCE ON BEGINNING PERIOD	(1,889,459)	(1,660,646)	(1,469,338)
ADDITIONS	(299,991)	(232,167)	(246,100)
Increase (decrease) through transfers, intangible assets other than goodwill	(17)	(1,492)
DISPOSALS	9,399
WRITE-OFFS		4,846	54,792
COST/SERVICE TRANSFERS	(17)	(1,492)
CLASSIFICATION - HELD FOR SALE	1,153,353
RECLASSIFICATION TO PP&E/FIXED		(1,889,459)
BALANCE ON ENDING PERIOD	(1,026,715)	(1,889,459)	(1,660,646)
Distribution | In operation | Obligations associated with the Concession
Intangible Assets
BALANCE ON BEGINNING PERIOD	(34,207)	(62,520)	(83,592)
ADDITIONS	(8,620)	(5,689)	(26,291)
Increase (decrease) through transfers, intangible assets other than goodwill	(37,582)	(45,815)	(33,576)
DISPOSALS	65,844
WRITE-OFFS		79,817	80,939
COST/SERVICE TRANSFERS	(37,582)	(45,815)	(33,576)
CLASSIFICATION - HELD FOR SALE	(8,647)
RECLASSIFICATION TO PP&E/FIXED		(34,207)
BALANCE ON ENDING PERIOD	(23,212)	(34,207)	(62,520)
Distribution | In operation | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD	(237,056)		(1,010)
ADDITIONS		(237,056)
Increase (decrease) through transfers, intangible assets other than goodwill			1,010
DISPOSALS	174,356
COST/SERVICE TRANSFERS			1,010
CLASSIFICATION - HELD FOR SALE	62,700
RECLASSIFICATION TO PP&E/FIXED		(237,056)
BALANCE ON ENDING PERIOD		(237,056)
Distribution | Ongoing
Intangible Assets
BALANCE ON BEGINNING PERIOD	93,917	112,036	146,812
ADDITIONS	37,074	15,400	29,084
Increase (decrease) through transfers, intangible assets other than goodwill	(99,049)	(36,282)	(65,084)
DISPOSALS	301
WRITE-OFFS		2,763	1,224
COST/SERVICE TRANSFERS	(99,049)	(36,282)	(65,084)
CLASSIFICATION - HELD FOR SALE	(31,608)
RECLASSIFICATION TO PP&E/FIXED		93,917
BALANCE ON ENDING PERIOD	635	93,917	112,036
Distribution | Ongoing | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	112,898	131,709	165,156
ADDITIONS	38,258	18,122	32,425
Increase (decrease) through transfers, intangible assets other than goodwill	(122,682)	(39,057)	(66,324)
WRITE-OFFS		2,124	452
COST/SERVICE TRANSFERS	(122,682)	(39,057)	(66,324)
CLASSIFICATION - HELD FOR SALE	(27,806)
RECLASSIFICATION TO PP&E/FIXED		112,898
BALANCE ON ENDING PERIOD	668	112,898	131,709
Distribution | Ongoing | Obligations associated with the Concession
Intangible Assets
BALANCE ON BEGINNING PERIOD	(18,981)	(19,673)	(19,354)
ADDITIONS	(1,184)	(2,722)	(3,341)
Increase (decrease) through transfers, intangible assets other than goodwill	23,633	2,775	2,250
DISPOSALS	301
WRITE-OFFS		639	772
COST/SERVICE TRANSFERS	23,633	2,775	2,250
CLASSIFICATION - HELD FOR SALE	(3,802)
RECLASSIFICATION TO PP&E/FIXED		(18,981)
BALANCE ON ENDING PERIOD	(33)	(18,981)	(19,673)
Distribution | Ongoing | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD			1,010
Increase (decrease) through transfers, intangible assets other than goodwill			(1,010)
COST/SERVICE TRANSFERS			(1,010)
Transmission
Intangible Assets
BALANCE ON BEGINNING PERIOD	83,837	88,392	4,558
ADDITIONS		(3,010)	83,735
Increase (decrease) through transfers, intangible assets other than goodwill		(1,545)	99
COST/SERVICE TRANSFERS		(1,545)	99
RECLASSIFICATION TO PP&E/FIXED		83,837
BALANCE ON ENDING PERIOD	83,837	83,837	88,392
Transmission | In operation
Intangible Assets
BALANCE ON BEGINNING PERIOD	82,536	87,091	3,233
ADDITIONS		(3,010)	83,734
Increase (decrease) through transfers, intangible assets other than goodwill		(1,545)	124
COST/SERVICE TRANSFERS		(1,545)	124
RECLASSIFICATION TO PP&E/FIXED		82,536
BALANCE ON ENDING PERIOD	82,536	82,536	87,091
Transmission | In operation | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	87,544	91,151	3,565
ADDITIONS		500	87,462
Increase (decrease) through transfers, intangible assets other than goodwill		(4,107)	124
COST/SERVICE TRANSFERS		(4,107)	124
RECLASSIFICATION TO PP&E/FIXED		87,544
BALANCE ON ENDING PERIOD	87,544	87,544	91,151
Transmission | In operation | Accelerated depreciation
Intangible Assets
BALANCE ON BEGINNING PERIOD	(5,008)	(4,060)	(332)
ADDITIONS		(3,510)	(3,728)
Increase (decrease) through transfers, intangible assets other than goodwill		2,562
COST/SERVICE TRANSFERS		2,562
RECLASSIFICATION TO PP&E/FIXED		(5,008)
BALANCE ON ENDING PERIOD	(5,008)	(5,008)	(4,060)
Transmission | Ongoing
Intangible Assets
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,325
ADDITIONS			1
Increase (decrease) through transfers, intangible assets other than goodwill			(25)
COST/SERVICE TRANSFERS			(25)
RECLASSIFICATION TO PP&E/FIXED		1,301
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Transmission | Ongoing | Gross value
Intangible Assets
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,325
ADDITIONS			1
Increase (decrease) through transfers, intangible assets other than goodwill			(25)
COST/SERVICE TRANSFERS			(25)
RECLASSIFICATION TO PP&E/FIXED		1,301
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Management
Intangible Assets
BALANCE ON BEGINNING PERIOD	419,776	452,068	502,737
ADDITIONS	(10,637)	6,132	5,036
Increase (decrease) through transfers, intangible assets other than goodwill	(12,476)	(40,276)	(39,013)
DISPOSALS	29,550
WRITE-OFFS		1,852	(16,692)
COST/SERVICE TRANSFERS	(12,476)	(40,276)	(39,013)
CLASSIFICATION - HELD FOR SALE	(23,474)
RECLASSIFICATION TO PP&E/FIXED		419,776
BALANCE ON ENDING PERIOD	402,739	419,776	452,068
Management | In operation
Intangible Assets
BALANCE ON BEGINNING PERIOD	850,508	831,315
ADDITIONS	216,122	22,682
Increase (decrease) through transfers, intangible assets other than goodwill	23,901	(3,489)
DISPOSALS	(24)
COST/SERVICE TRANSFERS	23,901	(3,489)
CLASSIFICATION - HELD FOR SALE	(60,436)
RECLASSIFICATION TO PP&E/FIXED		850,508
BALANCE ON ENDING PERIOD	1,030,071	850,508	831,315
Management | In operation | Accelerated depreciation
Intangible Assets
BALANCE ON BEGINNING PERIOD	(540,859)	(478,484)
ADDITIONS	(57,491)	(52,861)
Increase (decrease) through transfers, intangible assets other than goodwill	4,662	(9,514)
COST/SERVICE TRANSFERS	4,662	(9,514)
CLASSIFICATION - HELD FOR SALE	45,810
RECLASSIFICATION TO PP&E/FIXED		(540,859)
BALANCE ON ENDING PERIOD	(547,878)	(540,859)	(478,484)
Management | In operation | Impairment
Intangible Assets
BALANCE ON BEGINNING PERIOD	(38,891)	(40,743)
ADDITIONS	(215,340)
DISPOSALS	30,426
WRITE-OFFS		1,852
RECLASSIFICATION TO PP&E/FIXED		(38,891)
BALANCE ON ENDING PERIOD	(223,805)	(38,891)	(40,743)
Management | Ongoing
Intangible Assets
BALANCE ON BEGINNING PERIOD	169,188	160,150	141,483
ADDITIONS	46,072	36,311	59,726
Increase (decrease) through transfers, intangible assets other than goodwill	(41,039)	(27,273)	(34,781)
DISPOSALS	(852)
WRITE-OFFS			(6,278)
COST/SERVICE TRANSFERS	(41,039)	(27,273)	(34,781)
CLASSIFICATION - HELD FOR SALE	(13,538)
RECLASSIFICATION TO PP&E/FIXED		169,188
BALANCE ON ENDING PERIOD	159,831	169,188	160,150
Management | Ongoing | Others
Intangible Assets
BALANCE ON BEGINNING PERIOD	(20,170)	(20,170)	58,628
Increase (decrease) through transfers, intangible assets other than goodwill			(69,084)
WRITE-OFFS			(9,714)
COST/SERVICE TRANSFERS			(69,084)
CLASSIFICATION - HELD FOR SALE	4,690
RECLASSIFICATION TO PP&E/FIXED		(20,170)
BALANCE ON ENDING PERIOD	R$ (15,480)	R$ (20,170)	R$ (20,170)